Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 1,329,291.4		$ 1,058,808.1
Commercial paper	9,566.4		0.0
Government bonds	2,451.6		906.8
Repurchase agreements	1,133.3		5,275.3
Corporate bonds	371.4		0.0
Cash and cash equivalents	$ 1,342,814.1	$ 43,697.2	$ 1,064,990.2	$ 34,656.4	$ 660,170.6	$ 455,399.3